Sale-Leaseback Transaction (Details) - USD ($)		12 Months Ended
	Oct. 24, 2006	Dec. 31, 2025	Dec. 31, 2024
Sale-Leaseback Transaction [Line Items]
Purchase price	$ 6,200,000
Gain on sale of real property	1,051,000
Recognized amount	300,000
Recognized remaining amount of lease	$ 751,000
Lease term	20 years
Lease income per year	$ 38,000
Unrecognized portion of gain		$ 28,000	$ 67,000
Term of lease for annual rent		5 years
Operating lease, renewal term		5 years
Deposit security		$ 89,000
Leases-Sale-Leaseback [Member]
Sale-Leaseback Transaction [Line Items]
Base annual rent		$ 540,000
Annual rent percentage		3.00%